Personnel Expenses - Summary of Personnel Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of personnel expenses [line items]
Personnel Expenses	$ (708,475,735)	$ (608,224,941)	$ (567,916,701)
Payroll
Disclosure of personnel expenses [line items]
Personnel Expenses	(374,104,984)	(343,777,810)	(342,155,258)
Social Contributions on Payroll
Disclosure of personnel expenses [line items]
Personnel Expenses	(87,834,487)	(81,955,763)	(79,867,179)
Personnel Compensations and Rewards
Disclosure of personnel expenses [line items]
Personnel Expenses	(203,060,181)	(151,848,126)	(118,596,515)
Services for Personnel
Disclosure of personnel expenses [line items]
Personnel Expenses	(16,573,298)	(16,914,137)	(14,475,286)
Other Short-term Personnel Expenses
Disclosure of personnel expenses [line items]
Personnel Expenses	(25,774,198)	(12,322,525)	(11,015,739)
Other Long-term Personnel Expenses
Disclosure of personnel expenses [line items]
Personnel Expenses	$ (1,128,587)	$ (1,406,580)	$ (1,806,724)